Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Current assets	¥ 466,913	¥ 438,241
Non-current assets	2,265,997	2,002,636
Current liabilities	661,419	596,430
Non-current liabilities	627,186	435,556
Goodwill	34,285
REVENUE	2,516,810	2,374,934	¥ 2,032,298
(Loss)/profit for the year	67,015	73,980	39,395
Other comprehensive income	8,930	(2,648)	(1,365)
Total comprehensive income	¥ 75,945	¥ 71,332	38,030
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	32.00%	32.00%
Current assets	¥ 261,520	¥ 173,948
Non-current assets	228,933	285,805
Current liabilities	403,052	378,472
Non-current liabilities	17,234	16,317
Net assets	70,167	64,964
Group's share of net assets	22,453	20,788
Goodwill	349	349
Carrying amount of interest in associates	22,802	21,137
REVENUE	9,672	8,520	8,520
(Loss)/profit for the year	7,810	7,554	7,286
Other comprehensive income	1,356	651	(1,395)
Total comprehensive income	9,166	8,205	5,891
Group's share of total comprehensive income	2,933	2,626	1,885
Dividends received by the Group	¥ 1,268	¥ 983	815
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	49.00%	49.00%
Current assets	¥ 10,823	¥ 10,493
Non-current assets	2,618	2,928
Current liabilities	6,981	7,184
Non-current liabilities	3
Net assets	6,457	6,237
Group's share of net assets	3,164	3,056
Carrying amount of interest in associates	3,164	3,056
REVENUE	712	706	654
(Loss)/profit for the year	349	315	364
Other comprehensive income	(1)		1
Total comprehensive income	348	315	365
Group's share of total comprehensive income	170	154	179
Dividends received by the Group	¥ 62	¥ 63	27
PetroIneos Refining Limited [Member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)	49.90%	49.90%
Current assets	¥ 1,457	¥ 1,373
Non-current assets	14,364	14,795
Current liabilities	7,843	7,997
Non-current liabilities	1,457	1,430
Net assets	6,521	6,741
Group's share of net assets	3,254	3,364
Carrying amount of interest in associates	3,254	3,364
REVENUE	4,446	4,588	4,472
(Loss)/profit for the year	(326)	(120)	699
Other comprehensive income	106	325	(384)
Total comprehensive income	(220)	205	315
Group's share of total comprehensive income	¥ (110)	¥ 102	¥ 157